Taxation	6 Months Ended
Jun. 30, 2023
Income Tax Expense
Taxation

12.Taxation

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2023	2022*	2023	2022*
	$’000	$’000	$’000	$’000

Current taxes on income	27,609	22,539	62,917	52,008
Deferred income taxes	29,632	(5,437)	9,542	(18,650)
Total taxes	57,241	17,102	72,459	33,358

Income tax expense is recognized in each interim period based on tax computations for each group entity based upon the profit or loss before tax in the period. Adjustments for material temporary and permanent differences are made by reference to the relevant tax rules, making suitable pro-rated adjustments for rates applying on an annual basis for the full financial year under the tax rules. Accordingly, interim period income tax expense is accrued at the effective tax rate that would be applicable to the pre-tax income of the interim period.

*re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.